SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS International Fund DWS VARIABLE SERIES I DWS International VIP

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub–heading of the ”MANAGEMENT” section of each fund’s prospectus:

Nikolaus Poehlmann, CFA, Director. Lead Portfolio Manager of the fund. Joined the fund in 2009.

Mark Schumann, Vice President. Portfolio Manager of the fund. Joined the fund in 2009.

Andreas Wendelken, Director. Portfolio Manager of the fund. Joined the fund in 2009.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of each fund’s prospectus:

Nikolaus Poehlmann, CFA, Director. Lead Portfolio Manager of the fund. Joined the fund in 2009.
●	Senior portfolio manager for Equities, responsible for European blend as well as dividend funds.

●	Joined Deutsche Asset Management in July 1998 in Loan Portfolio Management for Corporate and Investment Bank (CIB) division.

●	Managing European diversified funds since 2003, financials funds from 2001-2010, and Italian equity funds from 2002-2010.

●	BA from Augsburg University; Master’s degree in Economics (”Diplom Volkswirt”) from University of Cologne.

Mark Schumann, Vice President. Portfolio Manager of the fund. Joined the fund in 2009.

●	Joined Deutsche Asset Management in 2003.

●	Portfolio Manager for European Large Cap Equity: Frankfurt.

●	Masters (Lic oec) from University of St. Gallen (HSG).

Andreas Wendelken, Director. Portfolio Manager of the fund. Joined the fund in 2009.

●	Joined Deutsche Asset Management in 2001; previously worked for 2 years as a relationship manager for Southeastern Europe at Deutsche Bank’s Global Corporates and Institutions division.

●	Portfolio manager for emerging markets equity: Frankfurt.

●	Master’s degree in business administration from Frankfurt School of Finance & Management (previously HfB), Frankfurt; completed bank training program (Bankkaufmann) at Bremer Landesbank, Bremen.

Please Retain This Supplement for Future Reference.

February 1, 2011
PROSTKR-33